Share-based payments (Details 2)	12 Months Ended
Mar. 31, 2020 yr $ / shares
Option plan III Grant date Apr 22 2019 [Member]
Statement [Line Items]
Grant date	Apr 22, 2019
Category	Category III
Current market price | $ / shares	$ 106.21
Exercise price | $ / shares	$ 95.59
Dividend yield	12.00%
Discount rate	2.00%
Option plan II Grant date Jul 24 2019 [Member]
Statement [Line Items]
Grant date	Jul 24, 2019
Category	Category II
Current market price | $ / shares	$ 99.34
Exercise price | $ / shares	$ 89.41
Dividend yield	12.00%
Discount rate	2.00%
Option plan III Grant date Jul 24 2019 [Member]
Statement [Line Items]
Grant date	Jul 24, 2019
Category	Category III
Current market price | $ / shares	$ 99.34
Exercise price | $ / shares	$ 89.41
Dividend yield	12.00%
Discount rate	2.00%
Option plan III Grant date Oct 19 2019 [Member]
Statement [Line Items]
Grant date	Oct 19, 2019
Category	Category III
Current market price | $ / shares	$ 101.09
Exercise price | $ / shares	$ 90.98
Dividend yield	12.00%
Discount rate	2.00%
Bottom of range [member] | Option plan III Grant date Apr 22 2019 [Member]
Statement [Line Items]
Expected term | yr	2
Volatility	31.84%
Bottom of range [member] | Option plan II Grant date Jul 24 2019 [Member]
Statement [Line Items]
Expected term | yr	1
Volatility	33.07%
Bottom of range [member] | Option plan III Grant date Jul 24 2019 [Member]
Statement [Line Items]
Expected term | yr	2
Volatility	33.07%
Bottom of range [member] | Option plan III Grant date Oct 19 2019 [Member]
Statement [Line Items]
Expected term | yr	2
Volatility	31.53%
Top of range [member] | Option plan III Grant date Apr 22 2019 [Member]
Statement [Line Items]
Expected term | yr	5
Volatility	65.95%
Top of range [member] | Option plan II Grant date Jul 24 2019 [Member]
Statement [Line Items]
Expected term | yr	4
Volatility	65.08%
Top of range [member] | Option plan III Grant date Jul 24 2019 [Member]
Statement [Line Items]
Expected term | yr	5
Volatility	65.08%
Top of range [member] | Option plan III Grant date Oct 19 2019 [Member]
Statement [Line Items]
Expected term | yr	5
Volatility	60.63%